Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

The table below sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2024 and 2023 by level within the fair value hierarchy.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:

Cash and cash equivalents	$35,003	-	-	$35,003
Short-term bank deposits	205,934	-	-	205,934
Marketable securities	-	271,023	-	271,023

Total financial assets	$240,937	$271,023	-	$511,960

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:

Cash and cash equivalents	$39,605	-		$39,605
Short-term bank deposits	235,600	-	-	235,600
Marketable securities	-	280,495	-	280,495
Foreign currency derivative contracts	-	595		595

Total financial assets	$275,205	$281,090	-	$556,295